11. WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Warrants and Rights Note Disclosure [Abstract]
Warrant activity
Issued	Warrants	Weighted Average Exercise Price
Balance, December 31, 2011	16,413,885	$0.23
Warrants issued	10,231,667	0.10
Warrants expired	(3,395,555)	0.23
Balance, December 31, 2012	23,249,997	0.27
Warrants issued	13,772,296	0.16
Warrants exercised	(625,000)	0.06
Warrants expired	(500,000)	2.19
Balance, December 31, 2013	35,897,293	0.20
Warrants issued	3,002,177	0.15
Warrants exercised	(652,500)	0.08
Warrants expired	(1,900,000)	0.20
Balance, December 31, 2014	36,346,970	$0.20

Warrants outstanding
Number Outstanding	Number Vested	Average Exercise Price	Expiry Year *
7,668,330	7,668,330	$0.20	2016
4,616,667	4,616,667	$0.36	2017
9,809,796	9,809,796	$0.14	2018
3,002,177	-	$0.15	2019
7,500,000	7,500,000	$0.20	2022
3,750,000	3,750,000	$0.20	2023
36,346,970	33,344,793